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Vaughan Nelson Emerging Markets Opportunities Fund

Vaughan Nelson Emerging Markets Opportunities Fund

Investor Class (Ticker Symbol: ADVKX)

Institutional Class (Ticker Symbol: ADVMX)

Vaughan Nelson International Small Cap Fund

Investor Class (Ticker Symbol: ADVJX)

Institutional Class (Ticker Symbol: ADVLX)

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated September 24, 2021, to the

Prospectus and Statement of Additional Information (“SAI”), each dated March 1, 2021, as amended.

Effective November 1, 2021 (the “Effective Date”), Vaughan Nelson Investment Management, L.P. (the “Advisor”) has agreed to:

•	lower its management fee for the Vaughan Nelson Emerging Markets Opportunities Fund from 1.00% to 0.95% of the Fund’s average daily net assets;
•	lower its management fee for the Vaughan Nelson International Small Cap Fund from 0.90% to 0.85% of the Fund’s average daily net assets;
•	reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Vaughan Nelson Emerging Markets Opportunities Fund from 1.60% to 1.35% and 1.35% to 1.10% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively; and
•	reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Vaughan Nelson International Small Cap Fund from 1.40% to 1.24% and 1.15% to 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.

Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees* (fees paid directly from your investment)
Shareholder Fees - Vaughan Nelson Emerging Markets Opportunities Fund - USD ($)		Investor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases	[1]	none	none
Maximum deferred sales charge (load)	[1]	none	none
Wire fee	[1]	$ 20	$ 20
Overnight check delivery fee	[1]	25	25
Retirement account fees (annual maintenance fee)	[1]	$ 15	$ 15
[1]	The expense information in this table has been restated to reflect the current management fees and expense cap, effective November 1, 2021.

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Vaughan Nelson Emerging Markets Opportunities Fund		Investor Class Shares	Institutional Class Shares
Management fees	[1]	0.95%	0.95%
Distribution (Rule 12b-1) fees	[1]	0.25%	none
Shareholder Service fees	[1]	0.09%	0.09%
Other expenses	[1]	1.31%	1.31%
Total annual fund operating expenses	[1]	2.60%	2.35%
Fees waived and/or expenses reimbursed	[1],[2]	(1.25%)	(1.25%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[2]	1.35%	1.10%
[1]	The expense information in this table has been restated to reflect the current management fees and expense cap, effective November 1, 2021.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.35% and 1.10% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively. This agreement is in effect until October 31, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Vaughan Nelson Emerging Markets Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	137	689	1,268	2,841
Institutional Class Shares	112	614	1,142	2,590

Vaughan Nelson International Small Cap Fund

Vaughan Nelson Emerging Markets Opportunities Fund

Investor Class (Ticker Symbol: ADVKX)

Institutional Class (Ticker Symbol: ADVMX)

Vaughan Nelson International Small Cap Fund

Investor Class (Ticker Symbol: ADVJX)

Institutional Class (Ticker Symbol: ADVLX)

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated September 24, 2021, to the

Prospectus and Statement of Additional Information (“SAI”), each dated March 1, 2021, as amended.

Effective November 1, 2021 (the “Effective Date”), Vaughan Nelson Investment Management, L.P. (the “Advisor”) has agreed to:

•	lower its management fee for the Vaughan Nelson Emerging Markets Opportunities Fund from 1.00% to 0.95% of the Fund’s average daily net assets;
•	lower its management fee for the Vaughan Nelson International Small Cap Fund from 0.90% to 0.85% of the Fund’s average daily net assets;
•	reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Vaughan Nelson Emerging Markets Opportunities Fund from 1.60% to 1.35% and 1.35% to 1.10% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively; and
•	reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Vaughan Nelson International Small Cap Fund from 1.40% to 1.24% and 1.15% to 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.

Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees* (fees paid directly from your investment)
Shareholder Fees - Vaughan Nelson International Small Cap Fund - USD ($)		Investor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases	[1]	none	none
Maximum deferred sales charge (load)	[1]	none	none
Wire fee	[1]	$ 20	$ 20
Overnight check delivery fee	[1]	25	25
Retirement account fees (annual maintenance fee)	[1]	$ 15	$ 15
[1]	The expense information in this table has been restated to reflect the current management fees and expense cap, effective November 1, 2021.

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Vaughan Nelson International Small Cap Fund		Investor Class Shares	Institutional Class Shares
Management fees	[1]	0.85%	0.85%
Distribution (Rule 12b-1) fees	[1]	0.25%	none
Shareholder Service fees	[1]	0.08%	0.08%
Other expenses	[1]	1.76%	1.76%
Total annual fund operating expenses	[1]	2.94%	2.69%
Fees waived and/or expenses reimbursed	[1],[2]	(1.70%)	(1.70%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[2]	1.24%	0.99%
[1]	The expense information in this table has been restated to reflect the current management fees and expense cap, effective November 1, 2021.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively. This agreement is in effect until October 31, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Vaughan Nelson International Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	126	749	1,398	3,140
Institutional Class Shares	101	674	1,273	2,897